COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease commitments under office non-cancelable operating lease agreements

As of December 31, 2020, future minimum lease commitments under office non-cancelable operating lease agreements, were as follows:

Offices
Year ending December 31,	RMB
2021	11,151,941
2022	8,260,984
2023	352,893